JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.0%
General Dynamics Corp.	53	9,563
Northrop Grumman Corp.	57	18,317
Raytheon Technologies Corp.	354	27,341

		55,221

Air Freight & Logistics — 0.8%
FedEx Corp.	109	30,904
United Parcel Service, Inc., Class B	69	11,729

		42,633

Airlines — 0.4%
Delta Air Lines, Inc. *	150	7,263
Southwest Airlines Co. *	195	11,916

		19,179

Auto Components — 0.2%
Magna International, Inc. (Canada)	143	12,583

Automobiles — 1.8%
General Motors Co. *	277	15,889
Tesla, Inc. *	119	79,216

		95,105

Banks — 3.7%
Bank of America Corp.	909	35,183
Citigroup, Inc.	519	37,752
KeyCorp	912	18,231
Regions Financial Corp.	856	17,688
Truist Financial Corp.	344	20,056
US Bancorp	455	25,138
Wells Fargo & Co.	1,183	46,233

		200,281

Beverages — 1.1%
Coca-Cola Co. (The)	783	41,285
Constellation Brands, Inc., Class A	79	17,914

		59,199

Biotechnology — 2.4%
AbbVie, Inc.	529	57,263
Alexion Pharmaceuticals, Inc. *	144	22,060
Amgen, Inc.	16	4,050
Biogen, Inc. *	43	12,012
Regeneron Pharmaceuticals, Inc. *	29	13,672
Vertex Pharmaceuticals, Inc. *	89	19,187

		128,244

Building Products — 1.0%
Masco Corp.	303	18,164
Trane Technologies plc	222	36,689

		54,853

Capital Markets — 3.8%
Ameriprise Financial, Inc.	18	4,277
Goldman Sachs Group, Inc. (The)	118	38,604
Intercontinental Exchange, Inc.	234	26,133
MarketAxess Holdings, Inc.	12	6,031
Morgan Stanley	588	45,653
S&P Global, Inc.	125	44,248
State Street Corp.	280	23,505
T. Rowe Price Group, Inc.	90	15,363

		203,814

Chemicals — 1.9%
Air Products and Chemicals, Inc.	34	9,631
Celanese Corp.	55	8,273
DuPont de Nemours, Inc.	116	8,928
Eastman Chemical Co.	234	25,723
Linde plc (United Kingdom)	60	16,701
LyondellBasell Industries NV, Class A	41	4,303
PPG Industries, Inc.	179	26,933

		100,492

Commercial Services & Supplies — 0.1%
Cintas Corp.	17	5,714

Communications Equipment — 0.4%
Cisco Systems, Inc.	372	19,216
Motorola Solutions, Inc.	16	2,944

		22,160

Consumer Finance — 0.5%
Capital One Financial Corp.	197	25,096

Containers & Packaging — 0.4%
Avery Dennison Corp.	14	2,513
Crown Holdings, Inc.	63	6,066
Packaging Corp. of America	31	4,211
WestRock Co.	217	11,299

		24,089

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	344	87,873
Voya Financial, Inc.	59	3,730

		91,603

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	655	38,108

Electric Utilities — 1.4%
Duke Energy Corp.	130	12,549
NextEra Energy, Inc.	641	48,490
Xcel Energy, Inc.	180	11,940

		72,979

Electrical Equipment — 0.7%
Eaton Corp. plc	265	36,701

Entertainment — 1.5%
Netflix, Inc. *	107	56,065
Walt Disney Co. (The) *	135	24,892

		80,957

Equity Real Estate Investment Trusts (REITs) — 1.7%
Camden Property Trust	113	12,365
Equinix, Inc.	31	21,329
Equity LifeStyle Properties, Inc.	65	4,152
Mid-America Apartment Communities, Inc.	70	10,137
Prologis, Inc.	235	24,935
Public Storage	15	3,701
Realty Income Corp.	33	2,120
Sun Communities, Inc.	32	4,854
UDR, Inc.	46	2,031
Ventas, Inc.	123	6,582

		92,206

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	49	17,301
Kroger Co. (The)	191	6,883

		24,184

Food Products — 0.6%
Mondelez International, Inc., Class A	541	31,637

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	289	34,682
ABIOMED, Inc. *	7	2,258
Baxter International, Inc.	55	4,637
Becton Dickinson and Co.	46	11,069
Boston Scientific Corp. *	556	21,500
Dexcom, Inc. *	15	5,312
Edwards Lifesciences Corp. *	58	4,849
Intuitive Surgical, Inc. *	11	7,911
Medtronic plc	399	47,097
Zimmer Biomet Holdings, Inc.	174	27,815

		167,130

Health Care Providers & Services — 2.7%
Anthem, Inc.	41	14,759
Centene Corp. *	51	3,272
Cigna Corp.	136	32,809
McKesson Corp.	131	25,647
UnitedHealth Group, Inc.	190	70,837

		147,324

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings, Inc. *	120	14,540
Royal Caribbean Cruises Ltd. *	35	2,962
Yum! Brands, Inc.	160	17,325

		34,827

Household Durables — 0.5%
DR Horton, Inc.	22	1,978
Lennar Corp., Class A	263	26,642

		28,620

Household Products — 1.6%
Kimberly-Clark Corp.	164	22,799
Procter & Gamble Co. (The)	478	64,739

		87,538

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	183	39,647

Insurance — 1.9%
Allstate Corp. (The)	132	15,111
American International Group, Inc.	137	6,347
Chubb Ltd.	116	18,341
Hartford Financial Services Group, Inc. (The)	239	15,951
Marsh & McLennan Cos., Inc.	55	6,759
Progressive Corp. (The)	308	29,496
Prudential Financial, Inc.	93	8,427

		100,432

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A *	60	123,081
Alphabet, Inc., Class C *	48	100,080
Facebook, Inc., Class A *	380	111,848

		335,009

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc. *	76	235,333
Booking Holdings, Inc. *	11	25,344

		260,677

IT Services — 4.8%
Accenture plc, Class A	222	61,341
FleetCor Technologies, Inc. *	14	3,660
Mastercard, Inc., Class A	226	80,521
PayPal Holdings, Inc. *	185	44,990
Visa, Inc., Class A	319	67,558

		258,070

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	34	12,987
Thermo Fisher Scientific, Inc.	122	55,664
Waters Corp. *	11	3,126

		71,777

Machinery — 2.4%
Deere & Co.	131	48,897
Ingersoll Rand, Inc. *	64	3,140
Otis Worldwide Corp.	152	10,384
Parker-Hannifin Corp.	80	25,362
Snap-on, Inc.	41	9,446
Stanley Black & Decker, Inc.	163	32,454

		129,683

Media — 1.8%
Altice USA, Inc., Class A *	166	5,384
Charter Communications, Inc., Class A *	55	34,193
Comcast Corp., Class A	955	51,661
Fox Corp., Class A	37	1,340
Interpublic Group of Cos., Inc. (The)	54	1,571

		94,149

Metals & Mining — 0.1%
Freeport-McMoRan, Inc. *	196	6,464

Multiline Retail — 0.6%
Dollar General Corp.	21	4,336
Dollar Tree, Inc. *	111	12,674
Target Corp.	78	15,498

		32,508

Multi-Utilities — 1.2%
Ameren Corp.	202	16,467
CMS Energy Corp.	305	18,657
Public Service Enterprise Group, Inc.	217	13,054
Sempra Energy	142	18,851

		67,029

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	75	1,415
Cheniere Energy, Inc. *	96	6,921
Chevron Corp.	332	34,758
ConocoPhillips	300	15,876
Diamondback Energy, Inc.	136	9,978
EOG Resources, Inc.	230	16,681
Kinder Morgan, Inc.	346	5,761
Phillips 66	172	14,008

Pioneer Natural Resources Co.	163	25,954
Williams Cos., Inc. (The)	857	20,310

		151,662

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	62	18,149

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	766	48,345
Eli Lilly and Co.	228	42,535
Johnson & Johnson	253	41,545
Merck & Co., Inc.	480	36,997
Pfizer, Inc.	196	7,106

		176,528

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	88	7,054
Leidos Holdings, Inc.	184	17,734
Verisk Analytics, Inc.	26	4,551

		29,339

Road & Rail — 1.4%
Lyft, Inc., Class A *	133	8,388
Norfolk Southern Corp.	165	44,272
Union Pacific Corp.	106	23,408

		76,068

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc. *	374	29,351
Analog Devices, Inc.	242	37,513
Applied Materials, Inc.	373	49,774
Intel Corp.	329	21,072
Lam Research Corp.	73	43,240
Microchip Technology, Inc.	95	14,683
Micron Technology, Inc. *	70	6,201
NVIDIA Corp.	98	52,304
NXP Semiconductors NV (Netherlands)	143	28,816
QUALCOMM, Inc.	57	7,512
Texas Instruments, Inc.	297	56,159

		346,625

Software — 8.3%
Fortinet, Inc. *	23	4,169
Intuit, Inc.	101	38,717
Microsoft Corp.	1,409	332,246
Oracle Corp.	291	20,391
salesforce.com, Inc. *	144	30,444
Workday, Inc., Class A *	48	11,962

		437,929

Specialty Retail — 3.5%
AutoZone, Inc. *	18	25,862
Best Buy Co., Inc.	200	22,911
Home Depot, Inc. (The)	170	51,784
Lowe’s Cos., Inc.	295	56,195
O’Reilly Automotive, Inc. *	19	9,841
TJX Cos., Inc. (The)	338	22,329

		188,922

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	2,575	314,555
Seagate Technology plc	312	23,923

		338,478

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc. *	124	11,013
NIKE, Inc., Class B	274	36,381

		47,394

Tobacco — 1.3%
Altria Group, Inc.	637	32,592
Philip Morris International, Inc.	416	36,908

		69,500

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	340	42,537

TOTAL COMMON STOCKS (Cost $2,945,306)		5,301,053

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b) (Cost $59,203)	59,180	59,209

Total Investments — 99.8% (Cost $3,004,509)		5,360,262
Other Assets Less Liabilities — 0.2%		8,524

Net Assets — 100.0%		5,368,786

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	314	06/2021	USD	62,333	1,195

Abbreviations

USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,360,262	$—	$—	$5,360,262

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,195	$—	$—	$1,195

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,195	$—	$—	$1,195

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$110,144	$912,974	$963,895	$(14)	$—	(c)	$59,209	59,180	$56	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.